Recoverable Taxes (Details) - Schedule of Over Adherence to the Annually Established Plan R$ in Millions	Dec. 31, 2023 BRL (R$)
Recoverable Taxes (Details) - Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	R$ 1,085
In 1 year [Member]
Recoverable Taxes (Details) - Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	553
From 1 to 2 years [Member]
Recoverable Taxes (Details) - Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	111
From 2 to 3 years [Member]
Recoverable Taxes (Details) - Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	115
From 3 to 4 years [Member]
Recoverable Taxes (Details) - Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	90
From 4 to 5 years [Member]
Recoverable Taxes (Details) - Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	59
More than 5 years [Member]
Recoverable Taxes (Details) - Schedule of Over Adherence to the Annually Established Plan [Line Items]
Realization of the recoverable ICMS balance	R$ 157